[LOGO APPEARS HERE]

EATON VANCE
-----------
Mutual Funds
                                                                      EDUCATION
                                                                        SIGN

                                                                       PHOTO OF
                                                                      BRICK WALL

                   Annual Report September 30,1998


Photo of
Highway
at night

                                  EATON VANCE
                           NATIONAL MUNICIPALS FUND


Photo of suspension
     bridge

Eaton Vance National Municipals Fund as of September 30, 1998


LETTER TO SHAREHOLDERS


Eaton Vance National Municipals Fund paid its shareholders monthly income dividends totalling $0.652 per share for Class A shares, $0.544 for Class B, and $0.502 for Class C during the year ended September 30, 1998./1/ Based on the most recent dividend and the Fund's net asset value per share on September 30, 1998, of $11.65 for Class A, $10.87 for Class B, and $10.35 for Class C, the Fund's annualized distribution rates for Classes A, B, and C were 5.60%, 4.97%, and 4.83%, respectively./2/ The SEC 30-day yields on that date were 4.63%, 4.05%, and 4.04% for Classes A, B, and C, respectively./3/

The municipal bond market has posted solid returns in 1998 in an economy characterized by slower growth and continued low inflation. Second quarter GDP rose at a modest 1.8% annualized rate, but was followed by a surprisingly strong 3.3% pace in the third quarter. Meanwhile, the annualized inflation rate has declined to around 1% and commodity prices have continued to decline due to a slowing world economy and slackening demand. As a consequence, the Federal Reserve maintained a stable interest rate policy (until it lowered the Federal Funds rate to 5.25% in late September and 5.00%in mid-October). Against that backdrop, municipal bonds have turned in positive returns, with the Lehman Brothers Municipal Bond Index4 - an unmanaged index of municipal bonds - rising 8.7% during the year ended September 30, 1998.

With refundings producing heavy municipal supply, municipal bonds now offer unusually good value
The past year has been characterized by a continued wave of refundings, as municipal issuers have redeemed high-coupon older bonds and replaced them with lower-coupon bonds. The surge in supply has restrained the performance of municipals relative to Treasury bonds. As a result, municipal yields represented nearly 100% of Treasury yields at September 30, 1998, according to Bloomberg, L.P. That ratio is extraordinarily high by historical standards and suggests that municipals may represent uncommonly good value.

Following an extraordinary three-year run of 20%-plus annual returns, the stock market has entered a period of severe volatility. Moreover, the slowdown in Asia and the economic uncertainty in emerging markets like Russia have clouded the outlook for corporate profits, while prompting many investors to diversify their portfolios further with bond investments. Given their attractive valuations relative to other fixed-income vehicles, municipals are receiving increased attention. And, of course, municipal bonds remain a good way to lower one's income tax burden. For those reasons, we believe that municipals continue to merit strong consideration from tax-conscious investors.

                             Sincerely,
                             Thomas J. Fetter,
                             President
                             November 9, 1998

------------------------------------------------------------------------------
Fund Information
as of September 30, 1998

Performance5                   Class A   Class B   Class C
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                        9.5%      8.6%       8.6%
Five Years                      N.A.       6.5       N.A.
Ten Years                       N.A.       8.1       N.A.
Life of Fund+                   10.1       7.8        6.4
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                        4.3%       3.6%       7.6%
Five Years                      N.A.        6.2       N.A.
Ten Years                       N.A.        8.1       N.A.
Life of Fund+                    8.9        7.8        6.4
+Inception dates: Class A: 4/5/94; Class B: 12/19/85; Class C:12/3/93

------------------------------------------------------------------------------
/1/ A portion of the Fund's income could be subject to federal income tax and/or federal alternative minimum tax. Income may also be subject to state tax.

/2/ The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

/3/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

/4/ It is not possible to invest directly in an Index.

/5/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% -4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects 1% CDSC. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance National Municipals Fund as of September 30, 1998

INVESTMENT UPDATE


An interview with Thomas M. Metzold, Portfolio Manager of the National Municipals Portfolio.

Q:  Tom, how would you characterize the bond market over the past year?

A: There has been a modest rally in the municipal market over the past twelve months, and yields have trended downward as a result. However, nothing can compare to the rally in the Treasury market, which has been remarkable.

Q: The Treasuries market significantly outperformed the municipals market this year? Why is that so?

A: It's essentially a matter of supply and demand. This year has been one of the biggest years ever in municipal bond issuance, or supply, with approximately $275 million of issuance expected by year end. Unfortunately, demand has not kept pace with the increased supply. Since municipals are only purchased by U.S. investors, demand for municipals did not parallel demand for Treasury securities, which had a significant rally fueled by foreign investors looking to escape volatility in the overseas markets.

Q:  How did the National Municipals Portfolio perform in these conditions?

A: As a result of the Portfolio's structure, we were able to participate in the market rally, which resulted in an increase in the Portfolio's net asset value. In addition, the Portfolio had a higher yield than most of its competitors. In a flat interest rate environment, such as we've had until very recently, the higher level of income enhanced performance.

Q:  How does the National Municipals Portfolio compare to others like it?

A: We focus on undervalued and under-researched bonds that other mutual funds may ignore because they take too much time and effort to analyze. That's where Eaton Vance stands out:we believe we are willing to go the extra mile, and we have one of the largest and best credit research staffs around.

                    [PHOTO OF THOMAS METZOLD APPEARS HERE]

                              Thomas M. Metzold,
                              Portfolio Manager

Q:  Do you anticipate making any significant changes in the future?

A: Our overall strategy remains the same. We try to create a Portfolio with bonds that provide both a high degree of income and an opportunity for capital appreciation. As always we continue to monitor and extend bond call protection, to avoid inopportune bond calls. The Portfolio is well diversified in its holdings,

--------------------------------------------------------------------------------
Rating Distribution*                        Five Largest Sectors*
--------------------------------------      ------------------------------------
As a percentage of total investments        As a percentage of total investments

                                               --------------------------------
                                               Escrowed 25.2%
                                               --------------------------------
[CHART APPEARS HERE]
                                               -----------------------------
                                               Industrial Development 16.1%
                                               -----------------------------

                                               -------------------------
                                               Hospitals 7.5%
                                               -------------------------

                                               ------------
                                                            Nursing Homes 6.6%
                                               ------------

                                               --------
                                                        Assisted Living 4.9%
                                               --------

                                            *Ratings Distribution and Five
                                             Largest Sectors are subject to
                                             change due to active management.

Eaton Vance National Municipals Fund as of September 30, 1998

INVESTMENT UPDATE

     and well positioned going forward. We don't make fundamental changes based on short-term volatility. We set a long-term goal, and we structure the Portfolio around that. In addition, the Portfolio continued to have very low turnover, based on our long-term goals and objectives.

Q: You mentioned the research staff in Eaton Vance's municipal bond department. Can you elaborate on their role?

A: Our research staff is invaluable. We review 200-300 issues each year and only 20-25 typically meet the Fund's selection criteria. That should indicate the intense scrutiny that our analysts give each and every issue. The Eaton Vance research team, in my opinion, gives us a real competitive advantage.

Q:   Was there any one issue in particular that was interesting this year?

A: We purchased a credit called Lake Creek Village Affordable Housing. Located near Vail, Colorado, this housing development is for the people who live and work year-round in that expensive resort area, where real estate prices are so high. The cost of living in Vail is 25% above the national average, so this kind of housing arrangement really makes sense.

Q:   What do you see happening with the economy over the next 6-12 months?

A: Growth continues at a moderate pace; inflation remains low with little to no sign of becoming a threat; and unemployment is low. Now, obviously, there are significant developments occurring in the overseas markets. But still there's no real driving force with respect to inflation from a demand perspective; the bigger risk now is deflation, or recession. In a recession, interest rates will fall, and that's generally a positive for the bond market. In order to avoid the negative impacts of a recession, we have generally tried to focus on bonds that historically have been "recession-resistant," such as healthcare, hospitals, and nursing homes.

Q:   Tell us why municipal bonds make sense in this investment environment.

A: With the year that the stock market and the Treasury markets have had, municipal bonds have been "the forgotten asset." However, for anyone in the higher tax brackets, they're extremely attractive right now. On a taxable-equivalent basis, municipal bond yields are among the highest available.

     With recent stock volatility, the tax-free returns municipal bonds offer are quite compelling. Considering the supply/demand imbalance we discussed earlier, municipals remain a cheap asset class. I think that in this time of uncertainty, they really offer a tremendous value for investors.

Eaton Vance National Municipals Fund as of September 30, 1998

INVESTMENT UPDATE

Comparison of Change in Value of a $10,000 Investment in Eaton Vance National Municipals Fund, Class B vs. the
Lehman Brothers Municipal Bond Index*

             Date            Fund/NAV             LMBI
                9/30/88       $10,000          $10,000
               10/31/88       $10,152          $10,176
               11/30/88       $10,077          $10,083
               12/31/88       $10,184          $10,186
                1/31/89       $10,327          $10,397
                2/28/89       $10,306          $10,278
                3/31/89       $10,302          $10,254
                4/30/89       $10,494          $10,497
                5/31/89       $10,644          $10,715
                6/30/89       $10,791          $10,861
                7/31/89       $10,897          $11,009
                8/31/89       $10,783          $10,901
                9/30/89       $10,796          $10,868
               10/31/89       $10,876          $11,001
               11/30/89       $10,978          $11,194
               12/31/89       $11,023          $11,285
                1/31/90       $10,932          $11,232
                2/28/90       $11,015          $11,332
                3/31/90       $10,986          $11,336
                4/30/90       $10,835          $11,254
                5/31/90       $11,067          $11,499
                6/30/90       $11,139          $11,600
                7/31/90       $11,294          $11,772
                8/31/90       $11,098          $11,600
                9/30/90       $11,101          $11,607
               10/31/90       $11,240          $11,818
               11/30/90       $11,398          $12,055
               12/31/90       $11,399          $12,108
                1/31/91       $11,493          $12,270
                2/28/91       $11,553          $12,377
                3/31/91       $11,557          $12,381
                4/30/91       $11,732          $12,547
                5/31/91       $11,841          $12,658
                6/30/91       $11,843          $12,646
                7/31/91       $12,052          $12,800
                8/31/91       $12,217          $12,968
                9/30/91       $12,359          $13,137
               10/31/91       $12,429          $13,256
               11/30/91       $12,412          $13,292
               12/31/91       $12,741          $13,578
                1/31/92       $12,681          $13,609
                2/28/92       $12,725          $13,613
                3/31/92       $12,779          $13,618
                4/30/92       $12,963          $13,740
                5/31/92       $13,175          $13,901
                6/30/92       $13,502          $14,134
                7/31/92       $14,063          $14,558
                8/31/92       $13,756          $14,416
                9/30/92       $13,801          $14,511
               10/31/92       $13,440          $14,368
               11/30/92       $13,890          $14,625
               12/31/92       $14,022          $14,775
                1/31/92       $14,160          $14,947
                2/28/93       $14,836          $15,487
                3/31/93       $14,603          $15,323
                4/30/93       $14,815          $15,478
                5/31/93       $14,957          $15,565
                6/30/93       $15,255          $15,825
                7/31/93       $15,289          $15,845
                8/31/93       $15,642          $16,175
                9/30/93       $15,857          $16,360
               10/31/93       $15,937          $16,391
               11/30/93       $15,763          $16,247
               12/31/93       $16,071          $16,590
                1/31/94       $16,299          $16,779
                2/28/94       $15,900          $16,345
                3/31/94       $14,998          $15,679
                4/30/94       $15,080          $15,812
                5/31/94       $15,211          $15,949
                6/30/94       $15,085          $15,856
                7/31/94       $15,404          $16,142
                8/31/94       $15,425          $16,198
                9/30/94       $15,094          $15,960
               10/31/94       $14,810          $15,677
               11/30/94       $14,407          $15,393
               12/31/94       $14,774          $15,732
                1/31/95       $15,312          $16,182
                2/28/95       $15,832          $16,652
                3/31/95       $15,921          $16,844
                4/30/95       $15,939          $16,864
                5/31/95       $16,561          $17,402
                6/30/95       $16,391          $17,250
                7/31/95       $16,423          $17,413
                8/31/95       $16,619          $17,634
                9/30/95       $16,700          $17,745
               10/31/95       $17,004          $18,003
               11/30/95       $17,445          $18,302
               12/31/95       $17,699          $18,478
                1/31/96       $17,766          $18,618
                2/28/96       $17,601          $18,492
                3/31/96       $17,206          $18,256
                4/30/96       $17,077          $18,204
                5/31/96       $17,155          $18,197
                6/30/96       $17,349          $18,395
                7/31/96       $17,495          $18,562
                8/31/96       $17,559          $18,558
                9/30/96       $17,842          $18,817
               10/31/96       $18,064          $19,030
               11/30/96       $18,385          $19,378
               12/31/96       $18,344          $19,296
                1/31/97       $18,317          $19,333
                2/28/97       $18,503          $19,510
                3/31/97       $18,228          $19,250
                4/30/97       $18,384          $19,411
                5/31/97       $18,655          $19,704
                6/30/97       $19,139          $19,914
                7/31/97       $19,975          $20,465
                8/31/97       $19,706          $20,273
                9/30/97       $20,042          $20,514
               10/31/97       $20,225          $20,646
               11/30/97       $20,321          $20,767
               12/31/97       $20,711          $21,070
                1/31/98       $20,955          $21,288
                2/28/98       $21,030          $21,294
                3/31/98       $21,069          $21,313
                4/30/98       $20,901          $21,217
                5/31/98       $21,204          $21,552
                6/30/98       $21,274          $21,637
                7/31/98       $21,243          $21,692
                8/31/98       $21,579          $22,027
                9/30/98       $21,765          $22,301

Fund Information
as of September 30, 1998

Performance**                  Class A     Class B     Class C
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                              9.5%       8.6%        8.6%
Five Years                            N.A.       6.5         N.A.
Ten Years                             N.A.       8.1         N.A.
Life of Fund+                        10.1        7.8         6.4

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                              4.3%       3.6%        7.6%
Five Years                            N.A.       6.2         N.A.
Ten Years                             N.A.       8.1         N.A.
Life of Fund+                         8.9        7.8         6.4

+Inception date: Class A: 4/5/94; Class B: 12/19/85; Class C:12/3/93

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 12/19/85. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  The chart compares the Fund's total return with that of a broad-based, unmanaged market index of municipal bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/30/94 at net asset value would have grown to $15,073 on September 30, 1998; $14,356, including the 4.75% sales charge. An investment in Class C shares on 12/31/93 at net asset value would have grown to $13,485 on September 30, 1998. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

**Returns are calculated by determining the percentage change in net asset value
  (NAV) with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% -5th year; 1% - 6th year. SEC 1-year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Federal income tax information: For federal income tax purposes, 99.18% of the total dividends paid by the Fund from net investment income during the fiscal year ended September 30, 1998, is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 1998

Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value
   (identified cost, $2,035,871,120)                                                                  $2,340,124,754
Receivable for Fund shares sold                                                                            8,118,611
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          $2,348,243,365
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                     $    4,560,032
Payable for Fund shares redeemed                                                                           1,997,304
Payable to affiliate for Trustees' fees                                                                          343
Other accrued expenses                                                                                     1,701,614
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                     $    8,259,293
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $2,339,984,072
----------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                       $2,071,377,192
Accumulated net realized loss from Portfolio (computed
on the basis of identified cost)                                                                         (33,301,200)
Accumulated distributions in excess of net investment income                                              (2,345,554)
Net unrealized appreciation from Portfolio (computed
on the basis of identified cost)                                                                         304,253,634
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $2,339,984,072
----------------------------------------------------------------------------------------------------------------------------------

Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $  146,066,879
Shares Outstanding                                                                                        12,536,614
Net Asset Value and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)                                           $        11.65
Maximum Offering Price Per Share
   (100 / 95.25 of $11.65)                                                                            $        12.23
-----------------------------------------------------------------------------------------------------------------------------------

Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $2,071,078,401
Shares Outstanding                                                                                       190,514,429
Net Asset Value, Offering Price and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)                                           $        10.87
---------------------------------------------------------------------------------------------------------------------------------


Class C Shares
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $  122,838,792
Shares Outstanding                                                                                        11,864,802
Net Asset Value, Offering Price and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)                                           $        10.35
---------------------------------------------------------------------------------------------------------------------------------
On sales of $25,000 or more, the offering price of Class A shares is reduced.
----------------------------------------------------------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
September 30, 1998
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio                                                                     $  142,901,887
Expenses allocated from Portfolio                                                                         (9,673,436)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                                                  $  133,228,451
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                                                                            $        3,566
Distribution and service fees
   Class A                                                                                                   157,372
   Class B                                                                                                20,375,362
   Class C                                                                                                   935,126
Transfer and dividend disbursing agent fees                                                                1,627,406
Printing and postage                                                                                          95,222
Registration fees                                                                                             81,296
Amortization of organization expenses                                                                         20,535
Legal and accounting services                                                                                  2,458
Miscellaneous                                                                                                149,570
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                       $    23,447,913
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                                 $  109,780,538
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                                                    $   74,344,437
   Financial futures contracts                                                                           (12,173,968)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                     $   62,170,469
---------------------------------------------------------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments                                                                                        $    9,578,765
   Financial futures contracts                                                                             4,472,250
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                  $   14,051,015
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                                                                      $   76,221,484
---------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                                            $  186,002,022
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance National Municipals Fund  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                Year Ended               Year Ended
in Net Assets                      September 30, 1998       September 30, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income            $  109,780,538         $  111,643,873
   Net realized gain                    62,170,469              1,306,387
   Net change in unrealized
    appreciation (depreciation)         14,051,015            125,499,848
--------------------------------------------------------------------------------
Net increase in net assets
  from operations                   $  186,002,022         $  238,450,108
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $   (4,961,910)        $           --
      Class B                          (101,970,34)          (112,620,886)
      Class C                           (4,580,088)                    --
   In excess of net
      investment income
      Class B                           (2,428,253)
--------------------------------------------------------------------------------
Total distributions to shareholders $ (113,940,583)        $ (112,620,886)
--------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest

   Proceeds from sale of shares
      Class A                       $  102,611,748         $           --
      Class B                          225,630,573            228,261,692
      Class C                           56,423,943                     --
   Issued in reorganization of EV
      Traditional and EV Classic
      National Municipals Funds
      Class A                           49,435,356                     --
      Class C                           82,777,583                     --
   Net asset value of shares issued
      to shareholders in payment
      of distributions declared
      Class A                            2,455,264                     --
      Class B                           40,750,734             42,171,754
      Class C                            2,814,562                     --
   Cost of shares redeemed
      Class A                          (11,442,195)                    --
      Class B                          (301,849,49)          (457,268,290)
      Class C                          (22,311,421)                    --
--------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from Fund
   share transactions               $  227,296,655         $ (186,834,844)
--------------------------------------------------------------------------------

Net increase (decrease) in
   net assets                       $  299,358,084         $  (61,005,622)
--------------------------------------------------------------------------------

At beginning of year                $2,040,625,988         $2,101,631,610
--------------------------------------------------------------------------------
At end of year                      $2,339,984,072         $2,040,625,988
--------------------------------------------------------------------------------

Accumulated undistributed
(distribution in excess of)
net investment income
included in net assets
--------------------------------------------------------------------------------
At end of year                      $   (2,345,554)        $    1,646,304
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance National Municipals Fund  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                              Year Ended September 30,
                                             ----------------------------------------------------------------------------------
                                                            1998                  1997        1996        1995        1994
                                             --------------------------------   -----------------------------------------------
                                           Class A      Class B     Class C     Class B      Class B     Class B     Class B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value--  Beginning of year     $  11.260    $   10.530   $  10.010   $   9.900    $    9.800  $    9.410  $   10.570
-------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                    $   0.644    $    0.523   $   0.493   $    0.550   $    0.557  $    0.570  $    0.556
Net realized and unrealized
 gain (loss)                                 0.398         0.361       0.349        0.634        0.096       0.395      (1.043)
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations      $   1.042    $    0.884   $   0.842   $    1.184   $    0.653  $    0.965  $   (0.487)
-------------------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment income               $  (0.652)   $   (0.531)  $  (0.502)  $   (0.554)  $   (0.553) $   (0.570) $   (0.556)
In excess of net investment income             --         (0.013)        --          --           --        (0.005)     (0.077)
In excess of net realized gain                 --           --           --          --           --          --        (0.040)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                      $  (0.652)   $   (0.544)  $  (0.502)  $   (0.554)  $   (0.553) $   (0.575) $   (0.673)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of year            $  11.650    $   10.870   $  10.350   $   10.530   $    9.900  $    9.800  $    9.410
-------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                             9.49%         8.60%       8.59%       12.33%        6.84%      10.60%      (4.82)%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
 (000's omitted)                         $ 146,067    $2,071,078   $ 122,839   $2,040,626   $2,101,632  $2,191,240  $2,171,901
Ratios (As a percentage of average
 daily net assets):
    Expenses/(2)//(3)/                        0.71%         1.53%       1.54%        1.60%        1.55%       1.53%       1.51%
    Expenses after custodian fee
     reduction/(2)/                           0.69%         1.51%       1.52%        1.60%        1.54%       1.52%         --
    Net investment income                     5.60%         4.87%       4.83%        5.45%        5.62%       6.00%       5.54%
-----------------------------------------------------------------------------------------------------------------------------------

/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

/(2)/Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

Eaton Vance National Municipals Fund as of September 30, 1998
NOTES TO FINANCIAL STATEMENTS

/1/Significant Accounting Policies
   ----------------------------------------------------------------------------

   Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at September 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $36,492,067 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2002 ($599,716), September 30, 2004 ($28,646,299) and September
   30, 2005 ($7,246,052). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   F Other -- Investment transactions are accounted for on a trade-date basis.

   G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

Eaton Vance National Municipals Fund as of September 30, 1998
NOTES TO FINANCIAL STATEMENTS CONT'D

  Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

/2/Distributions to Shareholders
   ---------------------------------------------------------------------------

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the year ended September 30,1998, accumulated distributions in excess of net investment income decreased by $29,065, accumulated net realized loss from Portfolio increased by $123,822, and paid-in capital increased by $94,757 due to permanent differences between book and tax accounting. Net investment income, net realized gains and net assets were not affected by these reclassifications.

   The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1999 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

/3/Shares of Beneficial Interest
   ---------------------------------------------------------------------------

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follows:

                                                 Year Ended
  Class A                                        September 30, 1998
--------------------------------------------------------------------
  Sales                                                8,929,025

  Issued to shareholders electing to
    receive payment of distribution in Fund shares       213,017

  Redemptions                                           (994,852)
  Issued to EV Traditional National Municipals
    Fund Shareholders                                  4,389,424
--------------------------------------------------------------------
Net increase                                          12,536,614
--------------------------------------------------------------------

                           Year Ended            Year Ended
Class B                    September 30, 1998    September 30, 1997
--------------------------------------------------------------------
Sales                              21,046,222         22,677,891

Issued to shareholders
  electing to receive
  payment of distribution
  in Fund shares                    3,796,542          4,179,698

Redemptions                       (28,163,550)       (45,329,984)
--------------------------------------------------------------------
Net decrease                       (3,320,786)       (18,472,395)
--------------------------------------------------------------------

                                               Year Ended
Class C                                        September 30, 1998
--------------------------------------------------------------------
Sales                                                  5,517,422

Issued to shareholders electing to receive
  payment of distribution in Fund shares                 275,339

Redemptions                                           (2,196,022)

Issued to EV Classic National Municipals
  Fund Shareholders                                    8,268,063
--------------------------------------------------------------------
Net increase                                          11,864,802
--------------------------------------------------------------------

/4/Investment Adviser Fee and Other Transactions
   with Affiliates
   ---------------------------------------------------------------------------

   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's

Eaton Vance National Municipals Fund as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

  Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's of BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $65,138 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 1998.

  Certain officers and Trustees of the Fund and of the Portfolio are officers and/or directors/trustees of the above organizations.

/5/Distribution and Service Plans
   ---------------------------------------------------------------------------

   The Fund has adopted distribution plans (Class B Plan and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (Collectively, the Plans). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $15,435,883 and $701,345 for Class B, and Class C shares, respectively, to or payable to EVD for the year ended September 30, 1998, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $15,176,000 and $10,442,000 for Class B and Class C shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan permits the fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended September 30, 1998 amounted to $157,372, $4,939,479, and $233,781 for Class A, Class B, and Class C shares, respectively.

/6/Contingent Deferred Sales Charge
   ---------------------------------------------------------------------------

   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $2,715,000 and $11,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended September 30, 1998.

/7/Investment Transactions
   --------------------------------------------------------------------------

   Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $389,124,010 and $439,963,679, respectively, for the year ended September 30, 1998.

Eaton Vance National Municipals Fund as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

/8/Transfer of Net Assets
   ---------------------------------------------------------------------------

   On October 1, 1997, the EV Marathon National Municipals Fund acquired the net assets of the EV Traditional National Municipals Fund and EV Classic National Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Municipals Fund, at the closing, issued 4,389,424 Class A shares and 8,268,063 Class C shares of the Fund having an aggregate value of $49,435,356 and $82,777,583, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional National Municipals Fund and EV Classic National Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Municipals Fund's and EV Classic National Municipals Fund's net assets at the date of the transaction were $49,435,356 and $82,777,583, respectively, including $3,854,847 and $6,655,724 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance National Municipals Fund (formerly "EV Marathon National Municipals Fund") were $2,172,838,927 with a net asset value of $11.26, $10.53 and $10.01 for Class A, Class B and Class C, respectively.

/9/Name Change
   ---------------------------------------------------------------------------

   Effective October 1, 1997, the EV Marathon National Municipals Fund changed its name to Eaton Vance National Municipals Fund.

Eaton Vance National Municipals Fund as of September 30, 1998

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders
of Eaton Vance Municipals Trust
-----------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipals Fund (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1998 and 1997 and the financial highlights for each of the years in the five-year period ended September 30, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund at September 30, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                                        DELOITTE & TOUCHE LLP
                                                        Boston, Massachusetts
                                                        October 30, 1998

National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)  Principal
-------------------
          Standard   Amount
          &          (000's
Moody's   Poor's     omitted)     Security                  Value
---------------------------------------------------------------------------
Assisted Living -- 4.9%
---------------------------------------------------------------------------
NR        NR         $  6,035     Arizona Health
                                  Facilities Authority,
                                  (Care Institute,
                                  Inc.-Mesa), 7.625%,
                                  1/1/26                    $   6,394,626

NR        NR           17,070     Bell County, TX,
                                  Health Facilities,
                                  (Care Institute, Inc.,
                                  Texas), 9.00%, 11/1/24       19,763,134

NR        NR            5,000     Chester, PA, IDA,
                                  (Senior Life Choice of
                                  Paoli, L.P.),
                                  8.05%, 1/1/24                 5,642,450

NR        NR            3,060     Chester, PA, IDA,
                                  (Senior Life-Choice of
                                  Kimberton), (AMT),
                                  8.50%, 9/1/25                 3,542,134

NR        NR            5,000     Delaware, PA, IDA,
                                  (Glen Riddle), (AMT),
                                  8.625%, 9/1/25                5,822,750

NR        NR           10,000     Glen Cove, NY, IDA,
                                  (Regency at Glen
                                  Cove), 9.50%, 7/1/12         10,652,600


NR        NR           15,000     Illinois Development
                                  Finance Authority,
                                  (Care Institute,
                                  Inc.-Illinois), 7.80%,
                                  6/1/25                       16,653,450

NR        NR            4,605     New Jersey EDA,
                                  (Chelsea at East
                                  Brunswick), (AMT),
                                  8.25%, 10/1/20                5,181,546

NR        NR           10,000     New Jersey EDA,
                                  (Forsgate), (AMT),
                                  8.625%, 6/1/25               11,708,100

NR        NR            4,935     North Syracuse Village
                                  Housing Authority,
                                  (AJM Senior Housing,
                                  Inc., Janus Park),
                                  8.00%, 6/1/24                 5,209,978

NR        NR            7,915     Roseville, MN, Elder
                                  Care Facility, (Care
                                  Institute,
                                  Inc.-Roseville),
                                  7.75%, 11/1/23                8,248,855

NR        NR           12,430     St. Paul, MN, Housing
                                  and Redevelopment,
                                  (Care Institute,
                                  Inc.-Highland),
                                  8.75%, 11/1/24               14,514,635

---------------------------------------------------------------------------
                                                            $ 113,334,258
---------------------------------------------------------------------------

Cogeneration -- 4.5%
---------------------------------------------------------------------------
NR        NR         $ 20,250     Maryland Energy
                                  Cogeneration, (AES
                                  Warrior Run), (AMT),
                                  7.40%, 9/1/19             $  21,523,725

NR        BB+        $ 30,775     New Jersey EDA,
                                  (Vineland
                                  Cogeneration) (AMT),
                                  7.875%, 6/1/19            $  33,842,036

NR        NR           12,950     Palm Beach County, FL,
                                  (Osceola Power),
                                  (AMT), 6.95%, 1/1/22(1)      10,230,500

NR        NR            7,000     Pennsylvania EDA,
                                  (Northampton
                                  Generating
                                  Subordinated), Junior
                                  Liens, (AMT), 6.875%,
                                  1/1/11                        7,468,930

NR        BBB-          6,100     Pennsylvania EDA,
                                  (Northampton
                                  Generating), (AMT),
                                  6.50%, 1/1/13                 6,536,943

NR        BBB-         18,450     Pennsylvania EDA,
                                  (Northampton
                                  Generating), (AMT),
                                  6.60%, 1/1/19                19,877,292

NR        NR            5,000     Pennsylvania EDA,
                                  (Northampton
                                  Generating), Junior
                                  Liens, (AMT),
                                  6.95%, 1/1/21                 5,340,000
---------------------------------------------------------------------------
                                                            $ 104,819,426
---------------------------------------------------------------------------

Education -- 1.3%
---------------------------------------------------------------------------
Aaa       AAA        $ 12,390     California Educational
                                  Facilities Authority,
                                  (Stanford University),
                                  5.35%, 6/1/27             $  12,907,035

NR        BBB-          1,250     Massachusetts HEFA,
                                  (Nichols College),
                                  7.00%, 10/1/20                1,344,275

Ba1       NR            4,235     New Hampshire HEFA,
                                  (Franklin Pierce Law
                                  Center), 7.50%, 7/1/22        4,556,606

A3        A-            9,000     New York State
                                  Dormitory Authority,
                                  (State University
                                  Educational
                                  Facilities),
                                  7.50%, 5/15/11               11,273,310
---------------------------------------------------------------------------
                                                            $  30,081,226
---------------------------------------------------------------------------

Electric Utilities -- 2.8%
---------------------------------------------------------------------------
B2        B          $ 14,000     Apache County, AZ,
                                  IDA, (Tuscon Electric
                                  Power Co.), 5.85%,
                                  3/1/28                    $  14,107,800

Ba3       B+           10,000     Connecticut State
                                  Development Authority,
                                  Pollution Control
                                  Revenue, (Connecticut
                                  Light and Power),
                                  5.85%, 9/1/28                10,169,100

                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)  Principal
-------------------
          Standard   Amount
          &          (000's
Moody's   Poor's     omitted)     Security                  Value
---------------------------------------------------------------------------
Electric Utilities (continued)
---------------------------------------------------------------------------
Ba3       B+         $ 13,000     Connecticut State
                                  Development Authority,
                                  Pollution Control
                                  Revenue, (Western
                                  Massachusetts Electric
                                  Co.), 5.85%, 9/1/28       $  13,219,830

A1        A+            9,500     Intermountain Power
                                  Agency, UT, 5.00%,
                                  7/1/23                        9,425,900

NR        NR           11,000     Long Island, NY, Power
                                  Authority, (RITES),
                                  Variable Rate,
                                  12/1/29(2)                   11,745,470

NR        NR            5,000     West Feliciana, LA,
                                  (Gulf States Utilities
                                  Co.), (AMT),
                                  9.00%, 5/1/15                 5,475,700
---------------------------------------------------------------------------
                                                            $  64,143,800
---------------------------------------------------------------------------

Escrowed / Prerefunded -- 25.2%
---------------------------------------------------------------------------
Aaa       AAA        $ 42,500     Bakersfield, CA,
                                  (Bakersfield Assisted
                                  Living Center),
                                  Escrowed to Maturity,
                                  0.00%, 4/15/21            $  13,537,950

NR        NR            2,200     Bexar County, TX,
                                  Health Facilities,
                                  (St. Luke's Lutheran),
                                  Escrowed to Maturity,
                                  7.00%, 5/1/21                 2,864,246

NR        AAA         177,055     Colorado Health
                                  Facilities Authority,
                                  (Liberty Heights),
                                  Escrowed to Maturity,
                                  0.00%, 7/15/24               47,824,325

Aaa       NR          225,500     Dawson Ridge, CO,
                                  Metropolitan District
                                  #1, Escrowed to
                                  Maturity,
                                  0.00%, 10/1/22               64,851,544

Aaa       NR           30,000     Dawson Ridge, CO,
                                  Metropolitan District
                                  #1, Escrowed to
                                  Maturity,
                                  0.00%, 10/1/22                8,627,700

Aaa       BBB           1,660     Denver, CO, City and
                                  County Airport
                                  Revenue, (AMT),
                                  Prerefunded to
                                  11/15/01, 7.00%,
                                  11/15/25                      1,821,203

Aaa       BBB             990     Denver, CO, City and
                                  County Airport
                                  Revenue, (AMT),
                                  Prerefunded to
                                  11/15/04, 7.50%,
                                  11/15/23                      1,197,177

NR        NR            7,000     Florida State,
                                  (Mid-Bay Bridge
                                  Authority), Escrowed
                                  to Maturity, 6.875%,
                                  10/1/22                       8,910,510

NR        NR         $  4,310     Hazelton Luzerne, PA,
                                  (Saint Joseph Medical
                                  Center), Prerefunded
                                  to 7/1/03, 8.375%,
                                  7/1/12                    $   5,119,677

NR        AAA         101,555     Illinois Development
                                  Finance Authority,
                                  (Regency Park),
                                  Escrowed to Maturity,
                                  0.00%, 7/15/23               28,858,884

NR        AAA          60,360     Illinois Development
                                  Finance Authority,
                                  (Regency Park),
                                  Escrowed to Maturity,
                                  0.00%, 7/15/25               15,496,826

NR        NR            4,500     Illinois Health and
                                  Educational Facilities
                                  Authority, (Chicago
                                  Osteopathic Health
                                  Systems), Prerefunded
                                  to 11/15/19, 7.25%,
                                  5/15/22                       5,740,470

NR        NR            4,650     Illinois HEFA,
                                  (Chicago Osteopathic
                                  Health Systems),
                                  Escrowed to Maturity,
                                  7.125%, 5/15/11               5,582,465

Aaa       AAA          20,400     Loudoun County, VA,
                                  IDA, (Falcons
                                  Landing), Prerefunded
                                  to 11/1/04,
                                  8.75%, 11/1/24               26,242,356

NR        AAA          11,890     Louisiana Public
                                  Facilities Authority,
                                  (Southern Baptist
                                  Hospitals, Inc.),
                                  Escrowed to Maturity,
                                  8.00%, 5/15/12               14,788,188

Aaa       AAA          19,400     Louisville, KY,
                                  Hospital Revenue,
                                  (MBIA), Prerefunded to
                                  10/30/01, Variable
                                  Rate, 10/1/14                21,290,530

Baa1      BBB-         10,000     Maricopa County, AZ,
                                  (Sun Health Corp.),
                                  Prerefunded to 4/1/02,
                                  8.125%, 4/1/12               11,583,100

NR        NR            5,675     Maricopa County, AZ,
                                  IDA, (Place Five and
                                  The Greenery),
                                  Escrowed to Maturity,
                                  6.625%, 1/1/27                6,640,999

NR        NR            1,000     Maricopa County, AZ,
                                  IDA, Multifamily,
                                  Escrowed to Maturity,
                                  6.45%, 1/1/17                 1,133,820

Aaa       NR            5,835     Massachusetts HEFA,
                                  (Fairview Extended
                                  Care), Prerefunded to
                                  1/1/01, 10.125%, 1/1/11       6,715,385


                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)   Principal
------------------
          Standard    Amount
          &           (000's
Moody's   Poor's      omitted)     Security                  Value
----------------------------------------------------------------------------
Escrowed / Prerefunded (continued)
----------------------------------------------------------------------------
Baa3      NR          $  2,500     Massachusetts HEFA,
                                   (Milford-Whitinsville
                                   Hospital), Prerefunded
                                   to 7/15/02, 7.75%,
                                   7/15/17                   $   2,888,200

Aaa       AAA           41,015     Massachusetts Turnpike
                                   Authority, (FGIC),
                                   Escrowed to Maturity,
                                   5.125%, 1/1/23               43,255,648

NR        NR             4,450     Mille Lacs Capital
                                   Improvements, MN,
                                   (Mille Lacs Band of
                                   Chippewa Indians),
                                   Prerefunded to
                                   11/1/95, 9.25%, 11/1/12       5,446,400

Baa3      NR             5,000     Mississippi Hospital
                                   Equipment and
                                   Facilities Authority,
                                   (Magnolia Hospital),
                                   Prerefunded to
                                   10/01/01, 7.375%,
                                   10/1/21                       5,586,750

Aaa       NR           100,000     Mississippi Housing
                                   Finance Corp., Single
                                   Family, (AMT),
                                   Escrowed to Maturity,
                                   0.00%, 6/1/15                45,723,999

Aaa       AAA           10,000     New Hampshire HEFA,
                                   (Riverwoods at
                                   Exeter), Prerefunded
                                   to 3/1/03, 9.00%,
                                   3/1/23                       12,343,500

NR        NR             3,500     New Jersey EDA,
                                   (Cadbury Corp.),
                                   Prerefunded to 7/1/01,
                                   7.50%, 7/1/21                 3,933,265

Aaa       AAA           20,000     New Jersey EDA,
                                   (Keswick Pines),
                                   Prerefunded to 1/1/04,
                                   8.75%, 1/1/24                24,735,000

Aaa       AAA           10,355     New York City
                                   Municipal Water
                                   Finance Authority,
                                   (FSA), Prerefunded to
                                   6/15/01, 6.25%, 6/15/21      11,057,794

Aaa       NR             6,120     North Salt Lake
                                   Municipal Building
                                   Authority, Davis
                                   County, UT,
                                   Prerefunded
                                   to 12/01/02,                  7,417,624
                                   8.625%, 12/1/17

NR        NR             3,500     Philadelphia, PA, (The
                                   Philadelphia
                                   Protestant Home),
                                   Prerefunded to 7/1/01,
                                   8.625%, 7/1/21                4,004,700

Aa3       AA-            1,520     Port Seattle, WA,
                                   (AMT), Prerefunded to
                                   12/01/00, 6.00%,
                                   12/1/14                       1,594,313

NR        NR          $  5,000     Rhode Island HEFA,
                                   (Steere House),
                                   Prerefunded to 7/1/00,
                                   8.25%, 7/1/15             $   5,477,350

NR        NR            10,000     Saint Tammany, LA,
                                   Public Finance,
                                   (Christwood),
                                   Prerefunded to
                                   5/15/05, 9.00%,
                                   11/15/25                     13,243,400

Aaa       NR            46,210     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/20                16,688,742

Aaa       AAA           72,685     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/21                25,021,811

Aaa       AAA           45,045     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/23                14,022,959

Aaa       AAA           15,000     San Joaquin Hills
                                   Transportation
                                   Corridor Agency, CA,
                                   Toll Roads, Escrowed
                                   to Maturity,
                                   0.00%, 1/1/25                 4,241,250

NR        AAA            4,500     Scranton-Lackawanna,
                                   PA, Health and Welfare
                                   Authority, (Moses
                                   Taylor Hospital),
                                   Prerefunded to 9/1/01,
                                   8.50%, 7/1/20                 5,148,360

Baa2      BBB            5,435     South Dakota HEFA,
                                   (Prairie Lakes Health
                                   Care), Prerefunded to
                                   04/01/03, 7.25%, 4/1/22
                                                                 6,265,468
Aaa       AAA           19,165     Texas Turnpike
                                   Authority, (Houston
                                   Ship Channel Bridge),
                                   Prerefunded to 7/1/02,
                                   12.625%, 1/1/20(3)           25,336,322

Aaa       AAA            1,600     Washington Public
                                   Power Supply System,
                                   (Nuclear Project
                                   Number 2), (MBIA),
                                   Escrowed to Maturity,
                                   14.375%, 7/1/01               1,879,536
----------------------------------------------------------------------------
                                                             $ 584,139,746
----------------------------------------------------------------------------

General Obligations -- 0.2%
----------------------------------------------------------------------------
Aa1       AA+         $  4,665     Washington State,
                                   5.75%, 7/1/14             $   5,072,954
----------------------------------------------------------------------------
                                                             $   5,072,954
----------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)   Principal
-------------------
          Standard    Amount
          &           (000's
Moody's   Poor's      omitted)     Security                  Value
----------------------------------------------------------------------------
Hospital -- 7.5%
----------------------------------------------------------------------------
NR        BBB         $  6,500     Arizona Health
                                   Facilities, (Phoenix
                                   Memorial Hospital),
                                   8.20%, 6/1/21             $   7,035,275

NR        NR             2,360     Berlin, MD, (Atlantic
                                   General), 8.375%,
                                   6/1/22                        2,577,875

NR        NR            10,180     Chaves County, NM,
                                   (Eastern New Mexico
                                   Medical Center),
                                   7.25%, 12/1/22               11,698,754

NR        BBB            3,000     Colorado Health
                                   Facilities Authority,
                                   (National Jewish
                                   Center For
                                   Immunology), 6.875%,
                                   2/15/12                       3,338,250

NR        BBB            5,015     Colorado Health
                                   Facilities Authority,
                                   (National Jewish
                                   Center For
                                   Immunology), 7.10%,
                                   2/15/22                       5,614,293

NR        NR            11,000     Colorado Health
                                   Facilities Authority,
                                   (Rocky Mountain
                                   Adventist), (RITES),
                                   Variable Rate,
                                   5/1/22(2)                    12,749,990

Baa3      NR             4,000     Corinth and Alcorn
                                   County, MS, (Magnolia
                                   Registered Health
                                   Center), 5.50%, 10/1/21       4,032,280

Baa3      NR               400     Corinth and Alcorn
                                   County, MS, (Magnolia
                                   Registered Health
                                   Center), 5.50%, 10/1/21         403,228

Baa1      NR             4,000     Crossville, TN, HEFA,
                                   (Cumberland Medical
                                   Center), 6.75%, 11/1/12       4,330,240

A3        BBB+           6,000     District of Columbia,
                                   (Washington Hospital
                                   Center Issue-Medlantic
                                   Healthcare Group,
                                   Inc.),  7.125%, 8/15/19       6,801,480

NR        A-             5,000     Dubuque, IA, (Finley
                                   Hospital), 6.875%,
                                   1/1/12                        5,436,100

NR        BB             4,000     Hawaii State
                                   Department of Budget
                                   and Finance, (Wahiawa
                                   General Hospital),
                                   7.50%, 7/1/12                 4,352,640

Baa1      NR             1,000     Illinois Health
                                   Facilities Authority,
                                   (Holy Cross Hospital),
                                   6.70%, 3/1/14                 1,101,360

Baa1      NR          $  2,650     Illinois Health
                                   Facilities Authority,
                                   (Holy Cross Hospital),
                                   6.75%, 3/1/24             $   2,924,832

Baa2      NR             4,500     Indiana Health
                                   Facility Financing
                                   Authority, (Memorial
                                   Hospital and Health
                                   Care Center), 7.40%,
                                   3/1/22                        4,893,570

NR        BBB            8,250     Louisiana Public
                                   Facilities Authority,
                                   (General Health
                                   Systems), 6.80%,
                                   11/1/16                       9,244,125

NR        AA+           20,000     Maricopa County, AZ
                                   IDA, (Mayo Clinic),
                                   5.25%, 11/15/37              20,444,400

Baa       NR             2,000     Marshall County, AL,
                                   (Guntersville-Arab
                                   Medical Center),
                                   7.00%, 10/1/09                2,169,140

Baa       NR             2,000     Marshall County, AL,
                                   (Guntersville-Arab
                                   Medical Center),
                                   7.00%, 10/1/13                2,175,880

A         BBB+          10,000     Philadelphia, PA,
                                   (Albert Eistein
                                   Medical Center),
                                   7.00%, 10/1/21               11,116,500

B2        BB             9,000     Philadelphia, PA,
                                   (Graduate Health
                                   System),
                                   6.625%, 7/1/21(1)             4,050,000

B2        BB             2,250     Philadelphia, PA,
                                   (Graduate Health
                                   System),
                                   7.25%, 7/1/18(1)              1,012,500

Baa3      NR             2,000     Prince George's
                                   County, MD, (Greater
                                   SouthEast Healthcare
                                   System), 6.375%, 1/1/23       1,824,520

Baa1      BBB+          10,000     Randolph County
                                   Building Commission,
                                   WV, (Davis Memorial
                                   Hospital),
                                   7.65%, 11/1/21               11,292,500

NR        AA+           16,500     Rochester, MN, Health
                                   Care Facilities
                                   Revenue, (Mayo
                                   Clinic), 5.50%,
                                   11/15/27                     17,452,710

NR        AAA            8,000     Scranton-Lackawanna
                                   Health and Welfare
                                   Authority, PA, (Moses
                                   Taylor Hospital),
                                   8.25%, 7/1/09                 9,087,120

NR        NR             4,800     Winslow, AZ, IDA,
                                   (Winslow Memorial
                                   Hospital),
                                   9.50%, 6/1/22                 5,523,168
----------------------------------------------------------------------------
                                                             $ 172,682,730
----------------------------------------------------------------------------

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)                  Principal
------------------
                                      Amount
                     Standard         (000's
Moody's               & Poor's        omitted)           Security                                    Value
---------------------------------------------------------------------------------------------------------------------------------
Hotel -- 0.1%
---------------------------------------------------------------------------------------------------------------------------------
NR                   NR              $  4,205            Niagara County, NY IDA,
                                                         (Wintergarden Inn Associates),
                                                         9.75%, 6/1/11(1)                            $   1,682,000

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   1,682,000
---------------------------------------------------------------------------------------------------------------------------------

Housing -- 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Aa                   AA-             $  9,450            California Housing Finance
                                                         Agency, (AMT), "RIBS",
                                                         Variable Rate, 8/1/23(2)                    $  10,962,000

Aa2                  NR                 5,000            Colorado Housing Finance
                                                         Agency, Single Family Housing,
                                                         (AMT), 7.55%, 11/1/27                           5,733,950

NR                   NR                10,800            Lake Creek, CO, (Affordable
                                                         Housing Corp.), Multifamily,
                                                         6.25%, 12/1/23                                 10,997,316

NR                   NR                 8,000            Los Angeles County Housing
                                                         Authority, CA, Multifamily,
                                                         (Corporate Fund for Housing),
                                                         10.50%, 12/1/29                                 7,407,760

NR                   NR                 1,500            Maricopa County, AZ, IDA,
                                                         (National Health Facilities II),
                                                         6.375%, 1/1/19                                  1,523,280

NR                   NR                 3,385            Minneapolis, MN, Community
                                                         Development, Multifamily,
                                                         (Lindsay Brothers),
                                                         1.50%, 12/1/07                                  2,739,988

NR                   NR                 3,180            Minneapolis, MN, Community
                                                         Development, Multifamily,
                                                         (Lindsay Brothers),
                                                         9.50%, 12/1/07                                  3,592,732

NR                   NR                 8,635            North Miami, FL Health Care
                                                         Facilities, (The Imperial Club),
                                                         1/1/13 9.25%,                                   9,830,602

NR                   NR                 4,000            North Miami, FL Health Care
                                                         Facilities, (The Imperial Club),
                                                         10.00%, 1/1/13                                  4,030,920
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $  56,818,548
----------------------------------------------------------------------------------------------------------------------------------

Industrial Development Revenue -- 16.1%
----------------------------------------------------------------------------------------------------------------------------------
NR                   NR              $  7,500            Austin, TX, (Cargoport
                                                         Development LLC), (AMT),
                                                         8.30%, 10/1/21                              $   8,478,000

NR                   NR              $  2,000            California Pollution Control
                                                         Financing Authority, (Laidlaw
                                                         Environmental), (AMT),
                                                         6.70%, 7/1/07                               $   2,132,120

NR                   BB-                2,000            Camden County, NJ, (Holt
                                                         Hauling), (AMT),
                                                         9.875%, 1/1/21                                  2,529,980

Baa2                 BBB+               6,050            Carbon County, UT, (Laidlaw
                                                         Environmental, Inc.), (AMT),
                                                         7.50%, 2/1/10                                   6,964,942

Baa2                 BBB-              28,000            Chicago, IL, O'Hare
                                                         International, (American
                                                         Airlines), 7.875%, 11/1/25                     30,341,079

Baa2                 BBB-              20,275            Chicago, IL, O'Hare
                                                         International, (American
                                                         Airlines), 8.20%, 12/1/24                      24,339,732

NR                   NR                 6,000            Clark County, NV, (Nevada
                                                         Power), (RITES), (AMT),
                                                         Variable Rate, 10/1/30                          6,285,600

Baa1                 BBB               24,000            Courtland, AL, (Champion
                                                         International Corp.), (AMT),
                                                         7.00%, 6/1/22                                  26,188,080

Baa2                 BBB-              41,000            Dallas-Fort Worth, TX,
                                                         International Airport Facility,
                                                         (American Airlines),
                                                         7.25%, 11/1/30                                 45,602,659

Baa3                 BB+               52,500            Denver, CO, City and County,
                                                         (United Airlines), (AMT),
                                                         6.875%, 10/1/32(4)                             57,092,699

Baa2                 BBB-               8,000            Effingham County, GA, Solid
                                                         Waste Disposal, (Fort James),
                                                         (AMT), 5.625%, 7/1/18                           8,154,400

Baa1                 BBB               11,480            Gulf Coast Waste Disposal, TX,
                                                         (Champion International
                                                         Corp.), (AMT),
                                                         6.875%, 12/1/28                                12,560,727

NR                   NR                 5,928            Gwinnett County, GA,
                                                         (Plastics/Packaging, Inc.),
                                                         (AMT), 0.00%, 5/1/13(1)                         3,023,060

Ba2                  BB-                4,725            Hawaii State Department of
                                                         Transportation, (Continental
                                                          Airlines, Inc.), (AMT),
                                                          5.625%, 11/15/27                               4,774,093

NR                   NR                 6,500             Kimball, NE, EDA, (Clean
                                                          Harbors, Inc.), (AMT),
                                                          10.75%, 9/1/26                                 7,205,640

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)                  Principal
------------------
                                      Amount
                     Standard         (000's
Moody's               & Poor's        omitted)           Security                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Industrial Development Revenue (continued)
----------------------------------------------------------------------------------------------------------------------------------
Baa2                 NR              $  7,500            Little River County,
                                                         AR, (Georgia-Pacific Corp.),
                                                         (AMT), 5.60%, 10/1/26                       $   7,610,775

NR                   NR                 1,800            Los Angeles International
                                                         Airport, (Continental Airlines),
                                                         (AMT), 9.00%, 8/1/08                            1,842,336

Baa1                 BBB               10,000            Maine Finance Authority,
                                                         (Great Northern Paper, Inc. -
                                                         Bowater, Inc.), (AMT),
                                                         7.75%, 10/1/22                                 11,248,800

NR                   BB+                5,000            Maine Solid Waste Disposal,
                                                         (Boise Cascade), (AMT),
                                                         7.90%, 6/1/15                                   5,326,850

Baa1                 BBB                5,000            McMinn County, TN, (Calhoun
                                                         Newsprint Co. - Bowater Inc.),
                                                         (AMT), 7.40%, 12/1/22                           5,591,750

NR                   NR                10,000            Michigan Strategic, (S.D.
                                                         Warren Co.),
                                                         7.375%, 1/15/22                                11,214,700

NR                   NR                15,000            Michigan Strategic, (S.D.
                                                         Warren Co.), (AMT),
                                                         7.375%, 1/15/22                                16,822,050

NR                   NR                 3,810            Middleboro, MA, (Read Corp.),
                                                         9.50%, 10/1/10                                  4,076,586

NR                   NR                17,000            New Jersey EDA, (Holt
                                                         Hauling), 7.75%, 3/1/27                        19,271,030

NR                   NR                 1,500            New Jersey EDA, (Holt
                                                         Hauling), 7.90%, 3/1/27                         1,718,880

NR                   NR                 1,000            Ohio Solid Waste Revenue,
                                                         (Republic Engineered Steels,
                                                         Inc.), (AMT), 9.00%, 6/1/21                     1,087,090

Baa2                 BBB-               7,500            Pennsylvania, IDA, (MacMillan
                                                         Bloedel), (AMT),
                                                         7.60%, 12/1/20                                  8,673,750

Baa3                 BBB               10,000            Pennsylvania, IDA, (Sun
                                                         Company), (AMT),
                                                         7.60%, 12/1/24                                 11,754,500

B1                   B                  2,585            Riverdale Village, IL, ACME
                                                         Metals, Inc., (AMT),
                                                         7.90%, 4/1/24                                   2,333,686

B1                   B                  2,000            Riverdale Village, IL, ACME
                                                         Metals, Inc., (AMT),
                                                         7.95%, 4/1/25                                   1,805,520

NR                   NR                 2,400            Savannah, GA, (Intercat-
                                                         Savannah, Inc.), (AMT),
                                                         9.75%, 7/1/10                                   2,573,208

NR                   NR              $  3,910            Savannah, GA, EDA, (Intercat-
                                                         Savannah, Inc.), (AMT),
                                                         9.00%, 1/1/15                               $   4,358,555

NR                   NR                 2,000            Skowhegan, ME, (S. D. Warren
                                                         Co.), (AMT),
                                                         6.65%, 10/15/15                                 2,170,620

NR                   NR                 3,500            Toole County, UT, Pollution
                                                         Control Revenue, (AMT),
                                                         7.55%, 7/1/27                                   3,923,570

Baa2                 AA-                4,000            Yavapai County, AZ, IDA,
                                                         (Citizens Utilities Co.), (AMT),
                                                         5.45%, 6/1/33                                   4,142,160
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $ 373,219,227
--------------------------------------------------------------------------------------------------------------------------------

Insured-Education -- 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $  6,820            New York State Dormitory
                                                         Authority, (University of
                                                         Rochester), (MBIA),
                                                         5.00%, 7/1/23                               $   6,846,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $   6,846,598
---------------------------------------------------------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Aaa                  AAA             $ 22,000            Intermountain Power Agency,
                                                         UT, (MBIA), 5.75%, 7/1/19                   $  24,208,800

Aaa                  AAA               10,000            Intermountain Power Agency,
                                                         UT, (MBIA), 6.00%, 7/1/16                      11,068,300

Aaa                  AAA               10,000            Los Angeles, CA, Department of
                                                         Water and Power, (MBIA),
                                                         5.00%, 10/15/33                                10,026,200

Aaa                  AAA                9,645            New York City Municipal Water
                                                         Finance Authority, (FSA),
                                                         6.25%, 6/15/21                                 10,180,105

Aaa                  AAA               16,500            Sacramento, CA, Municipal
                                                         Utility District, (MBIA), Variable
                                                         Rate, 11/15/15(2)                              18,459,375

Aaa                  AAA               15,350            South Carolina Public Services,
                                                         RIBS, (FGIC), Variable
                                                         Rate, 1/1/25(5)(2)                             15,196,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $  89,139,280
---------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO  as of September 30, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------     Principal
                        Amount
            Standard   (000's
Moody's    & Poor's    omitted)  Security                 Value
--------------------------------------------------------------------------------
Insured-General Obligations ------ 0.7%
--------------------------------------------------------------------------------
Aaa        AAA      $ 16,000     New York State Local
                                 Government Assistance
                                 Corp., (MBIA), 5.00%,
                                 4/1/21                    $  16,062,560
-------------------------------------------------------------------------------
                                                           $  16,062,560
-------------------------------------------------------------------------------
Insured-Hospital -- 0.4%
-------------------------------------------------------------------------------
 Aaa       AAA      $  7,000     Montgomery County, PA,
                                 HEFA, (Abington
                                 Memorial Hospital)
                                 (AMBAC), Variable
                                 Rate, 7/5/11/(2)/         $   8,260,000
-------------------------------------------------------------------------------
                                                           $   8,260,000
-------------------------------------------------------------------------------
Insured-Housing -- 0.4%
-------------------------------------------------------------------------------
 Aaa       AAA      $  7,525     SCA Multifamily
                                 Mortgage, Industrial
                                 Development Board,
                                 Hamilton County, TN,
                                 (AMT), (FSA), 7.35%,
                                 1/1/30                    $   8,461,562
-------------------------------------------------------------------------------
                                                           $   8,461,562
-------------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.6%
-------------------------------------------------------------------------------
 Aaa       AAA      $ 11,950     Chicago, IL, (The
                                 Peoples Gas Light and
                                 Coke Company), (AMT),
                                 (AMBAC), RIBS,
                                 Variable Rate,
                                 12/1/23/(5)//(2)/         $  13,280,035
-------------------------------------------------------------------------------
                                                           $  13,280,035
-------------------------------------------------------------------------------
Insured-Pooled Loans -- 0.3%
-------------------------------------------------------------------------------
 Aaa       AAA      $  7,000     George L. Smith,
                                 (Georgia World
                                 Congress Center-Domed
                                 Stadium), (MBIA),
                                 (AMT), 5.50%, 7/1/20/(6)/ $   7,043,610
-------------------------------------------------------------------------------
                                                           $   7,043,610
-------------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.3%
-------------------------------------------------------------------------------
 Aaa       AAA      $  8,170     Michigan State
                                 Hospital Finance
                                 Authority, (Oakwood
                                 Obligation Group),
                                 (FSA), 5.00%, 8/15/26     $   8,151,127
-------------------------------------------------------------------------------
                                                           $   8,151,127
-------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
-------------------------------------------------------------------------------
 Aaa       AAA      $  9,800     Metropolitan Pier and
                                 Exposition Authority,
                                 IL, (McCormick Place
                                 Expansion), RIBS,
                                 (MBIA), Variable
                                 Rate, 6/15/27/(5)//)/     $  11,804,786

 Aaa       AAA         3,415     Regional
                                 Transportation
                                 Authority, LA, (FGIC),
                                 0.00%, 12/1/12                1,792,773

 Aaa       AAA        10,935     Regional
                                 Transportation
                                 Authority, LA, (FGIC),
                                 0.00%, 12/1/15                4,859,405

 Aaa       AAA        10,000     Regional
                                 Transportation
                                 Authority, LA, (FGIC),
                                 0.00%, 12/1/21                3,239,900

 Aaa       AAA        20,000     South Orange County,
                                 CA, Public Financing
                                 Authority, (FGIC),
                                 Variable
                                 Rate, 8/15/15/(2)//(3)/      21,900,000

 Aaa       AAA         7,000     Utah Municipal Finance
                                 Corp., Local
                                 Government Revenue,
                                 (FSA), 0.00%, 3/1/10          4,234,720

 Aaa       AAA         6,000     Utah Municipal Finance
                                 Corp., Local
                                 Government Revenue,
                                 (FSA), 0.00%, 3/1/11          3,431,520
-------------------------------------------------------------------------------
                                                           $  51,263,104
-------------------------------------------------------------------------------
Insured-Transportation --------- 3.4%
-------------------------------------------------------------------------------
 Aaa       AAA      $ 19,000     Massachusetts State
                                 Turnpike Authority,
                                 (FGIC),
                                 5.00%, 1/1/20             $  19,694,640

 Aaa       AAA         1,000     Massachusetts State
                                 Turnpike Authority,
                                 (MBIA),
                                 5.00%, 1/1/20                 1,036,560

 Aaa       AAA        10,000     Massachusetts Turnpike
                                 Authority,
                                 Metropolitan District
                                 Highway System,
                                 (MBIA), 5.00%, 1/1/27        10,019,100

 Aaa       AAA        14,400     Metropolitan
                                 Washington, DC Airport
                                 Authority, (MBIA),
                                 Variable Rate,
                                 4/1/21/(5)//(2)/             16,236,864

 Aaa       AAA        18,200     Mobile, AL, Airport
                                 Authority, (MBIA),
                                 6.375%, 10/1/14//(3)/        20,401,108

 NR        AAA        10,000     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 (MBIA), Variable Rate,
                                 1/1/19(5)/(2)/               10,847,100
-------------------------------------------------------------------------------
                                                           $  78,235,372
-------------------------------------------------------------------------------

                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO  as of September 30, 1998
PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------  Principal
                     Amount
         Standard    (000's
Moody's   & Poor's   omitted)    Security                  Value
-------------------------------------------------------------------------------
Insured-Water and Sewer -- 2.6%
-------------------------------------------------------------------------------
 Aaa       AAA      $ 30,395     California State
                                 Department Water
                                 Resources, (Central
                                 Valley Water Systems),
                                 (FGIC), 5.25%,
                                 12/1/28/(3)/              $  31,299,250

 Aaa       AAA        10,000     Detroit, MI, Sewer
                                 Revenue, (FGIC),
                                 Variable
                                 Rate, 7/1/23/(2)/            11,150,000

 Aaa       AAA         7,150     Harrisburg, PA, Water
                                 Revenue Bonds, RIBS,
                                 (FGIC), Variable Rate,
                                 8/11/16/(2)/                  7,516,438

 Aaa       AAA        10,000     San Diego Public
                                 Finance Authority,
                                 (FGIC),
                                 5.25%, 5/15/27               10,349,500
-------------------------------------------------------------------------------
                                                           $  60,315,188
-------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 0.2%
-------------------------------------------------------------------------------
 NR        AA-      $  3,500     Plymouth County, MA,
                                 (Plymouth County
                                 Correctional
                                 Facility), 7.00%,
                                 4/1/22                    $   3,939,705
-------------------------------------------------------------------------------
                                                           $   3,939,705
-------------------------------------------------------------------------------
Miscellaneous -- 2.3%
-------------------------------------------------------------------------------
 NR        NR       $  5,890     American Samoa
                                 Economic Development
                                 Authority, (Executive
                                 Office Building),
                                 10.125%, 9/1/08           $   6,182,969

 NR        NR          6,645     Hardeman County, TN,
                                 (Correctional
                                 Facilities Corp.),
                                 7.75%, 8/1/17                 7,566,728

 NR        A-          6,500     Los Angeles, CA,
                                 Regional Airports
                                 Improvement Corp.,
                                 (LAXFuel), (AMT),
                                 6.50%, 1/1/32                 6,814,145

 NR        NR         22,500     New Jersey Sports and
                                 Exposition Authority,
                                 (Monmouth Park),
                                 8.00%, 1/1/25                25,824,375

 NR        NR         10,200     Orange County, NC,
                                 (Community Activity
                                 Corp.), 8.00%,
                                 3/1/24/(1)/                   6,120,000



-------------------------------------------------------------------------------
MIscellaneous (continued)
-------------------------------------------------------------------------------
NR        NR       $  1,600     Pittsfield Township,
                                 MI, EDC, (Arbor
                                 Hospice),
                                 7.875%, 8/15/27           $   1,719,424
-------------------------------------------------------------------------------
                                                           $  54,227,641
-------------------------------------------------------------------------------
Nursing Home -- 6.6%
-------------------------------------------------------------------------------
 NR        NR       $ 13,270     Bell County, TX,
                                 (Riverside Healthcare,
                                 Inc. - Normandy
                                 Terrace), 9.00%, 4/1/23   $  16,324,489

 NR        NR          4,200     Collier County, FL,
                                 IDA, Retirement
                                 Rental, (Beverly
                                 Enterprises - Florida,
                                 Inc.), 10.75%, 3/1/03         4,779,852

 NR        NR          4,945     Delaware County, PA
                                 (Mainline-Haverford
                                 Nursing and
                                 Rehabilitation
                                 Centers),
                                 9.00%, 8/1/22                 5,893,253

 NR        NR          4,650     Hillsborough County,
                                 FL, IDA, (Center for
                                 Independent Living),
                                 10.25%, 3/1/09/(7)/           4,185,000

 NR        NR          5,460     Hillsborough County,
                                 FL, IDA, (Center for
                                 Independent Living),
                                 11.00%, 3/1/19/(7)/           4,914,000

 Baa1      NR         10,000     Indianapolis, IN,
                                 (National Benevolent
                                 Association - Robin
                                 Run Village),
                                 7.625%, 10/1/22              11,148,200

 NR        NR          3,475     Lackawanna County, PA,
                                 IDA, (Edella Street
                                 Associates), 8.875%,
                                 9/1/14                        3,909,896

 NR        NR          2,885     Luzerne County, PA,
                                 IDA, (River Street
                                 Associates),
                                 8.75%, 6/15/07                3,224,420

 NR        NR         13,250     Massachusetts IFA,
                                 (Age Institute of
                                 Massachusetts), 8.05%,
                                 11/1/25                      15,095,063

 NR        NR         11,765     Mississippi Business
                                 Finance Corp.,
                                 (Magnolia Healthcare),
                                 7.99%, 7/1/25                12,892,558

 NR        NR          6,750     Missouri HEFA,
                                 (Bethesda Health Group
                                 of Saint Louis, Inc.),
                                 6.625%, 8/15/05              7,271,235

 NR        NR         14,000     Missouri HEFA,
                                 (Bethesda Health Group
                                 of Saint Louis, Inc.),
                                 7.50%, 8/15/12               15,837,080


                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998
PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited) Principal
-------------------
                    Amount
           Standard (000's
Moody's    & Poor's omitted)     Security                 Value
--------------------------------------------------------------------------------

Nursing Home (continued)
--------------------------------------------------------------------------------
 NR        NR       $ 12,500     Montgomery, PA, IDA,
                                 (Advancement of
                                 Geriatric Health Care
                                 Institute), 8.375%,
                                 7/1/23                    $  13,623,000

 NR        NR          4,945     New Jersey EDA,
                                 (Claremont Health
                                 System, Inc.),
                                 9.10%, 9/1/22                 5,635,470

 NR        NR          5,915     New Jersey EDA,
                                 (Victoria Health
                                 Corp.), 7.75%, 1/1/24         6,560,090

 NR        NR          2,630     Okaloosa County, FL,
                                 (Beverly Enterprises),
                                 10.75%, 10/1/03               2,693,094

 A3        BBB         3,870     Racine County, WI,
                                 Health Center, 8.125%,
                                 8/1/21                        3,977,586

 NR        NR          5,000     Sussex County, DE,
                                 (Delaware Health
                                 Corp.), 7.50%, 1/1/14         5,459,500

 NR        NR          5,000     Sussex County, DE,
                                 (Delaware Health
                                 Corp.), 7.60%, 1/1/24         5,470,000

 NR        NR          2,470     Westmoreland, PA,
                                 (Highland Health
                                 Systems, Inc.),
                                 9.25%, 6/1/22                 2,821,926
--------------------------------------------------------------------------------
                                                           $ 151,715,712
--------------------------------------------------------------------------------

Senior Living / Life Care -- 3.8%
--------------------------------------------------------------------------------
 NR        NR       $  8,616     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Llena Retirement
                                 Center), 8.625%, 2/1/20   $   9,183,622

 NR        NR          6,900     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Llena Retirement
                                 Center), 8.85%, 2/1/23        7,605,801

 NR        NR          5,744     Albuquerque, NM, First
                                 Mortgage IDR, (La Vida
                                 Lllena Retirement
                                 Center), 2.25%, 2/1/23        1,801,204

 NR        NR         10,000     Atlantic Beach, FL,
                                 Fixed Rate
                                 Improvement, (Fleet
                                 Landing), 8.00%,
                                 10/1/24                      11,366,800

 NR        NR         12,435     De Kalb County, GA,
                                 Private Hospital
                                 Authority, (Atlanta,
                                 Inc.), 8.50%, 3/1/25(7)       9,326,250

Senior Living / Life Care (continued)
--------------------------------------------------------------------------------
 NR        NR       $  4,995     Kansas City, MO, IDA,
                                 (Kingswood United
                                 Methodist Manor),
                                 9.00%, 11/15/13           $   5,812,232

 Aaa       AAA         2,100     Loudoun County, VA,
                                 IDA, Residential Care,
                                 (Falcons Landing),
                                 9.25%, 7/1/04                 2,486,106

 NR        NR         15,000     Louisiana Housing
                                 Finance Agency, (HCC
                                 Assisted Living Group
                                 1), (AMT), 9.00%,
                                 3/1/25                       17,056,800

 NR        NR          5,700     Ridgeland, MS, Urban
                                 Renewal, (The
                                 Orchard), 7.75%,
                                 12/1/15                       6,265,668

 Baa2      BBB         2,565     South Dakota HEFA,
                                 (Prairie Lakes Health
                                 Care), 7.25%, 4/1/22          2,905,889

 NR        NR          4,500     Vermont IDA, (Wake
                                 Robin Corp.), 8.75%,
                                 3/1/23                        5,105,115

 NR        NR          7,500     Vermont IDA, (Wake
                                 Robin Corp.), 8.75%,
                                 4/1/23                        8,521,125
--------------------------------------------------------------------------------
                                                           $  87,436,612
--------------------------------------------------------------------------------

Solid Waste -- 1.2%
--------------------------------------------------------------------------------
 NR        NR       $ 35,000     Robbins, Cook County,
                                 IL, (Robbins Resource
                                 Recovery Partners,
                                 L.P.), 8.375%,
                                 10/15/16(3)               $  28,000,000
--------------------------------------------------------------------------------
                                                           $  28,000,000
--------------------------------------------------------------------------------

Special Tax Revenue -- 0.8%
--------------------------------------------------------------------------------
 Aa2       AA+      $  7,000     Florida Department of
                                 Transportation, (Right
                                 of Way), 5.00%, 7/1/27    $   7,028,980

 Baa       BBB         3,695     Inglewood, CA Public
                                 Financing Authority,
                                 In-Town,
                                 (Manchester-Prairie
                                 and North Inglewood
                                 Industrial
                                 Park Redevelopment),
                                 7.00%, 5/1/22                 4,035,457

 Aa3       AA-         7,500     Michigan State Trunk
                                 Line, 5.50%, 11/1/18          8,248,350
--------------------------------------------------------------------------------
                                                           $  19,312,787
--------------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998
PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
-------------------
                    Amount
           Standard (000's
Moody's    & Poor's omitted)     Security                 Value
--------------------------------------------------------------------------------
Transportation -- 3.8%
--------------------------------------------------------------------------------
Baa1       BBB      $  4,735     Denver, CO, City and
                                 County Airport
                                 Revenue, (AMT), 7.50%,
                                 11/15/23                 $     5,566,845

 A         A-          5,000     Hawaii Airport System,
                                 (AMT), 7.00%, 7/1/18           5,436,150

 Baa1      BBB+        6,000     Metropolitan
                                 Transportation
                                 Authority, NY,
                                 5.50%, 7/1/17                  6,349,320

 Aa3       A+         10,000     New Jersey Turnpike
                                 Authority, 5.00%,
                                 6/15/17                       10,194,600

 A1        AA-        15,000     Port Authority of New
                                 York and New Jersey,
                                 (AMT), Variable Rate,
                                 1/15/27(5)(2)                 17,086,350

 Aa3       AA-         3,480     Port Seattle, WA,
                                 (AMT), 6.00%, 12/1/14          3,613,110

 Aa3       A+          9,050     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.125%, 1/1/22                 9,128,283

 Aa3       A+         10,450     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.20%, 1/1/27                 10,712,191

 Aa3       A+         19,030     Triborough Bridge and
                                 Tunnel Authority, NY,
                                 5.25%, 1/1/28                 19,475,492
--------------------------------------------------------------------------------
                                                          $    87,562,341
--------------------------------------------------------------------------------

Water and Sewer -- 1.2%
--------------------------------------------------------------------------------
 Aa2       AA       $ 21,920     California State
                                 Department Water
                                 Resources, (Central
                                 Valley Water Systems),
                                 5.25%, 12/1/24           $    22,416,269

 A2        A-          4,965     New York, NY,
                                 Municipal Water
                                 Finance Authority,
                                 6.25%, 6/15/21                 5,227,450
--------------------------------------------------------------------------------
                                                          $    27,643,719
--------------------------------------------------------------------------------

Total Tax-Exempt Investments
    (identified cost $2,005,029,958)                      $ 2,312,890,868
--------------------------------------------------------------------------------

Taxable-Investment -- 0.0%

Senior Living / Life Care -- 0.0%
--------------------------------------------------------------------------------
 NR        NR       $    485     Ridgeland, MS, Urban
                                 Renewal, (The
                                 Orchard), 9.00%,
                                 12/1/00                   $      486,474
--------------------------------------------------------------------------------
                                                           $      486,474
--------------------------------------------------------------------------------

Total Taxable-Investment
    (identified cost $485,000)                             $      486,474
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $2,005,514,958)                       $2,313,377,342
--------------------------------------------------------------------------------

At September 30, 1998 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:


   California                                              10.0%
   Others, representing less than 10% individually         90.0%


The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1998, 18.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 8.1% of total investments.

/(1)/Non-income producing security.

/(2)/Security has been issued as an inverse floater bond.

/(3)/Security (or a portion thereof) has been segregated to cover when-issued securities.

/(4)/Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(5)/Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $84,451,635 or 3.6% of the Portfolio's net assets.

/(6)/When-issued security.

/(7)/The Portfolio is accruing only partial interest on this security.


                       See notes to financial statements

NATIONAL MUNICIPALS PORTFOLIO  as of September 30, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 1998
Assets
--------------------------------------------------------------------------
Investments, at value
    (identified cost, $2,005,514,958)                     $2,313,377,342
Cash                                                           1,881,598
Receivable for investments sold                               17,915,080
Interest receivable                                           39,301,543
--------------------------------------------------------------------------
Total assets                                              $2,372,475,563
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Payable for investments purchased                         $   23,000,000
Payable for when-issued securities                             6,710,830
Payable for daily variation margin on open
    financial futures contracts                                2,624,687
Payable to affiliate for Trustees' fees                            2,508
Other accrued expenses                                            12,760
--------------------------------------------------------------------------
Total liabilities                                         $   32,350,785
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                             $2,340,124,778
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                           $2,035,871,144
Net unrealized appreciation (computed on the basis
    of identified cost)                                      304,253,634
--------------------------------------------------------------------------
Total                                                     $2,340,124,778
--------------------------------------------------------------------------

Statement of Operations

For the Year Ended
September 30, 1998
Investment Income
--------------------------------------------------------------------------
Interest                                                  $  142,901,888
--------------------------------------------------------------------------
Total investment income                                   $  142,901,888
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Investment adviser fee                                    $    9,401,075
Trustees fees and expenses                                        35,018
Custodian fee                                                    369,252
Legal and accounting services                                     79,629
Amortization of organization expenses                              7,562
Miscellaneous                                                    140,987
--------------------------------------------------------------------------
Total expenses                                            $   10,033,523
--------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee                            $      360,087
--------------------------------------------------------------------------
Total expense reductions                                  $      360,087
--------------------------------------------------------------------------
Net expenses                                              $    9,673,436
--------------------------------------------------------------------------

Net investment income                                     $  133,228,452
--------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)       $   74,344,438
    Financial futures contracts                              (12,173,968)
--------------------------------------------------------------------------
Net realized gain                                         $   62,170,470
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                   $    9,477,871
    Financial futures contracts                                4,472,250
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      $   13,950,121
--------------------------------------------------------------------------

Net realized and unrealized gain                          $   76,120,591
--------------------------------------------------------------------------

Net increase in net assets from operations                $  209,349,043
--------------------------------------------------------------------------



                       See notes to financial statements

National Municipals Portfolio as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)            Year Ended             Year Ended
in Net Assets                  September 30, 1998     September 30, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income          $  133,228,452         $  141,173,780
    Net realized gain                  62,170,470                683,719
    Net change in
        unrealized
        appreciation
        (depreciation)                 13,950,121            133,564,032
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                $  209,349,043         $  275,421,531
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                  $  389,124,010         $  304,512,126
    Withdrawals                      (439,963,679)          (610,796,255)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions           $  (50,839,669)        $ (306,284,129)
--------------------------------------------------------------------------------

Net increase (decrease) in
    net assets                     $  158,509,374         $  (30,862,598)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year               $2,181,615,404         $2,212,478,002
--------------------------------------------------------------------------------
At end of year                     $2,340,124,778         $2,181,615,404
--------------------------------------------------------------------------------


                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                 Year Ended September 30,
                                                        ------------------------------------------------------------------------
                                                        1998          1997            1996           1995           1994
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------------------
Expenses: /(1)/                                            0.45%          0.52%          0.49%          0.50%          0.50%
Expenses after custodian fee reduction                     0.43%          0.52%          0.48%          0.49%            --
Net investment income                                      5.93%          6.51%          6.65%          7.00%          6.55%
Portfolio Turnover                                           28%            17%            19%            54%            40%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)              $2,340,125     $2,181,615     $2,212,478     $2,260,646     $2,210,936
--------------------------------------------------------------------------------------------------------------------------------

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting guidelines. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

National Municipals Portfolio  as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS

/1/ Significant Accounting Policies
    --------------------------------------------------------------------------

    National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

    G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

    H When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

    I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

National Municipals Portfolio  as of September 30, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

    J Other -- Investment transactions are accounted for on a trade date basis.

    K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

/2/ Investment Adviser Fee and Other Transactions with Affiliates
    ------------------------------------------------------------------

    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1998, the fee was equivalent to 0.42% of the Portfolio's average daily net assets for such period and amounted to $9,401,075. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1998, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

/3/ Investments
    ------------------------------------------------------------------

    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $620,410,606 and $614,142,170, respectively, for the year ended September 30, 1998.

/4/ Federal Income Tax Basis of Investments
    ------------------------------------------------------------------

    The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 1998, as computed on a Federal income tax basis, are as follows:

    Aggregate cost                                 $2,005,944,910
    ------------------------------------------------------------------
    Gross unrealized appreciation                  $  336,227,591
    Gross unrealized depreciation                     (28,795,159)
    ------------------------------------------------------------------
    Net unrealized appreciation                    $  307,432,432
    ------------------------------------------------------------------

/5/ Line of Credit
    ------------------------------------------------------------------

    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million ($80 million effective October 13, 1998) unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 1998.

/6/ Financial Instruments
    ------------------------------------------------------------------

    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at September 30, 1998 is as follows:

    Futures
    Contracts
    Expiration                                          Net Unrealized
    Date         Contracts                   Position   Depreciation
    ------------------------------------------------------------------
     12/98       2,500 U.S. Treasury Bonds   Short      $3,608,750
    ------------------------------------------------------------------

    At September 30, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

National Municipals Portfolio as of September 30, 1998

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders
of National Municipals Portfolio
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1998 and 1997 and the supplementary data for each of the years in the five year period ended September 30, 1998. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 1998, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.


                                                           DELOITTE & TOUCHE LLP
                                                           Boston, Massachusetts
                                                           October 30, 1998

Eaton Vance National Municipals Fund  as of September 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance National Municipals Fund


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


National Municipals Portfolio


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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

Investment Advisor of
National Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of
Eaton Vance National Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110





Eaton Vance National Municipals Fund
24 Federal Street
Boston, MA 02110




This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.